Pro Forma Adjustments and Assumptions - Schedule of Business Acquisition, by Acquisition (Details) - USD ($) $ in Thousands			6 Months Ended
	Oct. 21, 2021	May 03, 2021	Oct. 21, 2021
Pro Forma Adjustments And Assumptions [Line Items]
Other assets	$ 511,296	$ 585,802
Total cash paid		635,496
2021 Williston Acquisition
Pro Forma Adjustments And Assumptions [Line Items]
Cash and cash equivalents	111,296
Restricted cash – non–current	400,000
Other assets	$ 511,300	74,506
Total cash paid		$ 585,800	$ 585,802